Provisions - Summary of Silicosis Settlement Costs (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015	[1]
Provisions [abstract]
Provision raised	$ 30.2	$ 0.0	[1]	$ 0.0
Unwinding of provision recognised as finance expense	0.9
Translation	0.8	0.0
Balance at end of the year	$ 31.9	$ 0.0

[1]	As Restated - Refer note 40 for further details.